Share capital and reserves (Details) - GBP (£)	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	£ 5,341,294	£ 1,108,344
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	277,971,722	5,417,137
Total	£ 277,972	£ 108,343
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	1,000,001	1,000,001
Total	£ 1,000,001	£ 1,000,001
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	4,063,321,418
Total	£ 4,063,321